Note 6 - Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Real Estate Properties [Table Text Block]
(Dollars in thousands)	Year Ended December 31
	2014	2013
Real estate acquired in settlement of loans, beginning of period	$5,249	$9,619
New real estate acquired in settlement of loans at lower of fair value or principal balance	747	438
Capital expenditures on real estate acquired in settlement of loans	14	88
Sales of real estate acquired in settlement of loans	(2,622)	(5,226)
Gains on sale of real estate acquired in settlement of loans	641	339
Deferral (recognition of gains previously deferred) of gain on sale of real estate acquired in settlement of loans	(337)	66
Less: Impairment recognized	(6)	(75)
Real estate acquired in settlement of loans, end of period	$3,686	$5,249